Geneva SMID Cap Growth Fund
Schedule of Investments (Unaudited)
November 30, 2023
	Shares	Value
Common Stocks — 95.73%
Apparel Retailers — 2.14%
Burlington Stores, Inc.(a)	1,967	$333,584

Building Climate Control — 7.55%
AAON, Inc.	10,238	640,899
Watsco, Inc.	1,407	537,798
		1,178,697
Building Materials Other — 2.30%
Trex Co., Inc.(a)	5,107	358,869

Building, Roofing/Wallboard and Plumbing — 2.64%
Advanced Drainage Systems, Inc.	3,397	411,411

Computer Services — 1.84%
EPAM Systems, Inc.(a)	1,112	287,107

Consumer Services Misc. — 6.26%
Copart, Inc.(a)	19,461	977,331

Defense — 4.77%
Axon Enterprise, Inc.(a)	3,238	744,319

Diversified Retailers — 2.13%
Ollie's Bargain Outlet Holdings, Inc.(a)	4,532	332,060

Electronic Equipment Gauges and Meters — 2.87%
Keysight Technologies, Inc.(a)	3,299	448,301

Engineering and Contracting Services — 3.59%
Exponent, Inc.	7,287	560,808

Food Products — 2.14%
J & J Snack Foods Corp.	2,035	334,859

Insurance Brokers — 2.48%
Ryan Specialty Holdings, Inc.(a)	8,451	387,647

Investment Services — 1.64%
MarketAxess Holdings, Inc.	1,067	256,208

Medical Equipment — 4.02%
Globus Medical, Inc. - Class A(a)	4,782	214,807
Repligen Corp.(a)	2,626	412,939
		627,746
Medical Services — 0.96%
Certara, Inc.(a)	10,359	149,273

Medical Supplies — 2.15%
Bio-Techne Corp.	5,327	335,068

Metal Fabricating — 3.86%
RBC Bearings, Inc.(a)	2,338	602,596

Nondurable Household Products — 2.97%
Church & Dwight Co., Inc.	4,802	464,017

Production Technology Equipment — 2.06%
Novanta, Inc.(a)(b)	2,225	321,379

Professional Business Support Services — 9.53%
ExlService Holdings, Inc.(a)	20,808	590,323
Fair Isaac Corp.(a)	825	897,271
		1,487,593
Property and Casualty Insurance — 2.48%
Kinsale Capital Group, Inc.	1,105	386,861

Real Estate Services — 3.90%
CoStar Group, Inc.(a)	7,340	609,514

Recreational Products — 4.47%
Fox Factory Holding Corp.(a)	2,489	155,587
Pool Corp.	1,559	541,472
		697,059
Semiconductors — 3.46%
Monolithic Power Systems, Inc.	984	539,940

Software — 8.92%
Alarm.com Holdings, Inc.(a)	4,479	244,016
Descartes Systems Group, Inc.(a)(b)	4,661	377,727
Paycom Software, Inc.	1,453	263,952
Tyler Technologies, Inc.(a)	1,241	507,370
		1,393,065
Specialty Chemicals — 2.98%
Balchem Corp.	3,730	465,206

Transaction Processing Services — 1.62%
I3 Verticals, Inc. - Class A(a)	12,530	252,229
Total Common Stocks (Cost $14,154,312)		14,942,747

Contingent Value Right — 0.00%
Abiomed – J&J (a)(c)	169	176
Total Contingent Value Right (Cost $–)		176

Money Market Fund — 4.49%
First American Government Obligations Fund, Class X, 5.29%(d)	701,465	701,465
Total Money Market Fund (Cost $701,465)		701,465

Total Investments (Cost $14,855,777) — 100.22%		15,644,388
Liabilities in Excess of Other Assets — (0.22)%		(34,505)
Total Net Assets — 100.00%		$15,609,883

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Level three security whose value was determined using significant unobservable inputs. .
(d)	The rate quoted is the annualized seven-day effective yield as of November 30, 2023.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of November 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Assets
Common Stocks(1)	$14,942,747	$–	$–	$14,942,747
Contingent Value Right	–	–	176	176
Money Market Fund	701,465	–	–	701,465
	$15,644,212	$–	$176	$15,644,388

(1)	See the Schedule of Investments for industry classifications.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Balance as of 8/31/2023	$175
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	1
Net purchases (sales)	-
Transfers into and/or out of Level 3	-
Balance as of 11/30/2023	$176
Net change in unrealized appreciation of Level 3 assets as of November 30, 2023	$1

The Fund received contingent value rights, which are valued as a Level 3 security, as a result of their ownership of Abiomed, Inc. common stock. This Level 3 investment is deemed to be immaterial and does not require disclosure of valuation techinques and inputs used.
Level 3 investments totaled 0.00% of the Fund's net assets.